Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity at December 31, 2022:

		Less than a	1 to 3	4 to 5	More than
	Total	year	years	years	5 years
	(in Euros)
OSR operating leases and office rent	€29,600	€14,800	€14,800	€-	€-
AGC manufacturing	552,700	477,550	58,150	17,000
Insurance policies	21,589	6,996	14,593	-	-
Total	€603,889	€499,346	€87,543	€17,000	€-